Postretirement Benefit Plans (Amounts Recognized in Balance Sheet) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Postretirement Health And Life Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	$ 540	$ 572
Director's Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	$ 1,122	$ 1,150